Income tax expense and other taxes	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income tax expense and other taxes
(31)	Income tax expense and other taxes
Assets and liabilities for taxes as of December 31, 2019 and 2018 are as follows:

	December 31, 2019	December 31, 2018
Current income tax – assets	$99,973	$152,601
Other current taxes
Current VAT – assets	90,955	72,857
Other taxes current	7,791	6,456

Total other current taxes	98,746	79,313

Total current tax – assets	$198,719	$231,914
Non-current income tax – assets	1	19

Total tax – assets	$198,720	$231,933

Current income tax – liabilities	$(26,421)	$(26,702)

a)	Components of income tax expense
The major components of income tax expense for the years ended December 31, 2019, 2018 and 2017 are:
Consolidated statement of comprehensive income.

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Current income tax:
Current income tax charge	$25,171	$24,208	$32,934
Changes in estimates related to prior years	1,304	2,943	2,225
Deferred tax expense:
Relating to origination and reversal of temporary differences	(2,492)	(6,938)	(15,050)

Income tax expense reported in the income statement	$23,983	$20,213	$20,109

Consolidated statement of other comprehensive income

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Coverage reservations	$—	—	$3,558
Reserves relating to actuarial gains and losses	441	(39)	(15,018)

Income tax expense charged directly to other comprehensive income	$441	$(39)	$(11,460)

(b)	Tax Rate reconciliation in accordance with the Tax Provisions and the Effective Rate:
Standards in other countries
Subsidiary companies in Ecuador must pay a capital gains tax at a 28% rate. For subsidiaries in Costa Rica, México, Salvador and Peru the rate is 30%, in Guatemala the rate is 25%.

Tax Reform Colombia
Income Tax
In 2019, the national government issued law 2010 in accordance with the objectives that the law 1943 of 2018 promoted on the subject, however, it presents the following modifications:
Income tax rate for taxable year 2020 and following:

Year	General Rate (1)	Rate Applicable to Financial Entities (2)
2020	32%	36%
2021	31%	34%
2022 and next	30%	33%

(1)	Rate applicable to national societies, permanent establishments and foreign entities.

(2)	Rate applicable to financial entities with taxable income equal to or greater than 120,000 UVT, as provided in paragraph 7 included in article 240 of the Tax Statute.
On the other hand, it reduces for the year 2020, the applicable rate for the purpose of calculating the income tax under the presumptive income system which will be 0.5% of the taxpayer’s net worth of the previous year. From the year 2021 the applicable rate will be 0%.
Dividend Tax
The rate is reduced from 15% to 10% for resident natural persons, illiquid successions. Likewise, the rate is increased from 7.5% to 10% for non-resident
natural and legal persons and permanent establishments. The rate applicable to national companies is maintained at the rate of 7.5%
Equity tax
For the taxable years 2020 and 2021 equity tax is maintained, for resident natural persons and for non-resident
natural and legal persons.
Tax procedure
The applicable audit benefit is extended to the 2019 taxable year for the 2020 and 2021 taxable years.
The term of firmness applicable to the declarations in which fiscal losses are compensated or generated is reduced to five years and compared to the years that it is obliged to comply with the transfer pricing regime.
The term to voluntarily correct tax returns in which the balance in favor is reduced or the value to be increased is extended to three years.
Firmness of Income Tax Statements and Complementary
As of 2017 and with the entry into force of law 1819 of 2016, the general term of firmness of tax returns is 3 years from the date of expiration or from the date of its presentation, when you are having been presented extemporaneously. The term of firmness is 6 years when there are obligations regarding transfer pricing.
With respect to those declarations in which balances are presented in favor, the term of firmness is 3 years, from the date of the submission of the return or compensation request.
Regarding those tax returns in which fiscal losses are compensated, the firmness corresponds to the same term that the taxpayer has to compensate it, that is, 12 years. This term extends from the date of compensation for another 3 years in relation to the statement in which said loss was settled.
From 2019 and with the entry into force of law 1943 of 2018, the extension of the firmness of 3 additional years for compensation of tax losses is eliminated.
Other Aspects
Dividend Tax
On the profits generated from 2017, the tax on dividends applies to foreign companies and entities.
The rate of this tax for dividends distributed to foreign companies and entities until 2018 was 5% (which is collected through the withholding mechanism at the source) in the event that dividends come from profits that were not subject to taxation at the level of society. Otherwise, that is, the profits have not been subject to taxation at the company level, the dividend will be taxed with income tax at a rate of 35%. In this scenario, the 5% dividend tax applies to the amount of the taxed distribution, once it has been reduced with the income tax at the rate of 35%.
Law 1943 of 2018 established that, as of January 1, 2019, dividends and participations paid or credited to accounts from distributions made between Colombian companies, are subject to a withholding tax at source of dividend tax at a 7.5% rate. On the other hand, if the profits charged to which dividends were distributed were not subject to taxation at the company level, said dividends are taxed with the applicable income tax in the distribution period (2019 year applicable rate 33% ). In this case, the withholding of 7.5% will apply to the value of the dividend once it has been reduced with the income tax (33% for the year 2019).
The withholding fee of 7.5% will be caused only in the first distribution of dividends between Colombian companies and may be credited against the tax on dividends once paid by the resident natural shareholder or the investor resident abroad.
It should be noted that the 7.5% withholding does not apply to: (i) Colombian Holding Companies, including decentralized entities; and (ii) entities that are part of a duly registered business group, in accordance with commercial regulations.
Equity Tax
Law 1943 of 2018, created from 2019 the new estate tax, in charge of natural persons and illiquid inheritance with residence or without residence in the country and foreign companies and entities not declaring income in Colombia, who own goods in Colombia , other than stocks, accounts receivable, and portfolio investments. Nor will foreign companies or entities that do not declare income tax that sign financial lease agreements with entities resident in Colombia be taxable. The generating event was the possession at January 1, 2019 of a liquid assets equal to more than $5,000 million pesos.
Presumptive Income
Until the taxable year 2019, the taxpayer’s liquid income cannot be less than 3.5% of their liquid assets, on the last day of the immediately previous taxable year.
Transfer Pricing
The taxpayers of the income tax that carry out operations with economic associates or related parties from abroad, are obliged to determine, for purposes of income tax, their ordinary and extraordinary income, their costs and deductions, their assets and liabilities, considering for these operations the prices and profit margins that would have been used in operations comparable to or between economically unrelated.

A reconciliation between tax expense and the product of accounting profit multiplied by domestic tax rate for the years ended December 31, 2019, 2018 and 2017 is as follows:

	Year ended December 31, 2019		Year ended December 31, 2018		Year ended December 31, 2017
Net (loss) profit for the year		$(893,995)		$1,143		$82,032
Total income tax expense		23,983		20,213		20,109

(Loss) profit before income tax		$(870,012)		$21,356		$102,141

Income tax at Colombian statutory rate	33%	(287,104)	37%	7,902	40%	40,856
Productive fixed assets special deduction	0%	—	(267%)	(57,229)	(45%)	(45,868)
Permanent differences (1)	(16%)	136,798	(391%)	(83,458)	139%	141,508
Non–deductible taxes	0%	(167)	16%	3,413	3%	3,124
Effect of tax exemptions and tax rates in foreign jurisdictions	(1%)	8,974	125%	26,699	(118%)	(120,797)
Non recognized deferred tax assets	(9%)	82,362	(545%)	(116,362)	(142%)	(144,965)
Losses of tax reversion	0%	—	0%	—	185%	188,640
Exchange rate differences	(10%)	82,596	(1066)%	227,692	(49%)	(49,595)
Prior year adjustments	0%	(36)	(6%)	(1,245)	0%	—
Other	0%	—	0%	—	9%	9,498
Changes in tax rates	0%	560	60%	12,801	(2%)	(2,292)

	(3%)	$23,983	95%	$20,213	20%	$20,109

(1)
This item includes various permanent differences that are
non-deductible
expenses for the purposes of corporate income tax in Colombia. Consequently, they are necessary for reconciliation between nominal and effective tax rates. These other permanent differences include items such as the consolidation of special purpose entities and losses of property, plant and equipment.

c) Subsidiaries Investments
During the year ended as December 31, 2019 Avianca S.A. and Tampa Cargo S.A. are the dominant companies in their subsidiaries and are able to control the future moment in which the temporary difference related to their investments in such subsidiaries can be reversed and additionally these aren’t expected to reverse predictable future. Consequently, and in accordance with the exception permitted by paragraphs 39 and 44 of IAS 12, deferred tax liabilities with respect to temporary differences of investments in subsidiaries, were not recognized for a value of $237 million as of December 31, 2019, for the year 2018 this figure amounted to $60 million.

d) Tax Credits
As of December 31, 2019, and 2018, the following is the detail of the tax loss carryforwards and excesses of presumptive income of the Company that have not been used and for which no deferred tax asset has been recognized:
Tax losses originated in the year:

2015	$4,347
2016	19,756
2017	104,874
2018	167,241
2019	200,824

Total:	$497,042

Excess of presumptive income originated in the year:

Year 2016	$8,424
Year 2017	1,260
Year 2018	356

Total:	$10,040

The Group has deferred tax asset corresponding to the aforementioned tax losses for $151. However, according to the Company’s financial projections no tax income will be generated for the next 5 years to allow the compensation of the deferred tax assets. Therefore, said deferred tax assets has only been recognized by an amount up to the concurrence of deferred tax liabilities, according to IAS12 paragraph 35.
e) Deferred tax by type of temporary difference:
The differences between the carrying value of assets and liabilities and the tax bases, lead to temporary differences that generate deferred taxes, calculated and registered in the periods December 31, 2019 and 2018 applying the tax rate for the taxable year in which those temporary differences will be reversed.

Below is an analysis of the deferred tax assets and liabilities of the Group:
Consolidated statement of financial position

	December 31, 2019	December 31, 2018	Variation
Assets (liabilities)
Accounts payable	$44,939	$88,920	$(43,981)
Deposits and other assets	—	(11,481)	11,481
Aircraft maintenance	(8,727)	(3,573)	(5,154)
Pension liabilities	10,599	3,089	7,510
Provisions	24,330	19,037	5,293
Loss carry forwards	5,333	603	4,730
Non-monetary items	(36,626)	(49,343)	12,717
Intangible assets	(7,061)	(8,220)	1,159
Other	(24,092)	(32,896)	8,804

Net deferred tax assets / (liabilities)	$8,695	$6,136	$2,559

Reflected in the statement of financial position as follows:

	December 31, 2019	December 31, 2018	Variation
Deferred tax assets	$27,166	$24,573	$(2,593)
Deferred tax liabilities	(18,471)	(18,437)	34

Deferred tax assets (liabilities) net	$8,695	$6,136	$(2,559)

In accordance with paragraph 74 of IAS 12, the Group has compensated the deferred tax assets and liabilities for presentation purposes in the statement of financial position. The impact of this application, in consideration of the quantitative analysis and economic facts involved, does not significantly alter and is not relevant regarding to the statement of financial position.

Reconciliation of deferred tax assets net

	December 31, 2019	December 31, 2018
Opening balance as of January 1,	$6,136	$155
Tax income during the period recognized in profit or loss	2,492	6,938
Tax income during the period recognized in other comprehensive income	441	(39)
Exchange differences	(374)	(918)

Closing balance as of December 31	$8,695	$6,136

f)	Transfer pricing
The Group’s companies prepared transfer-pricing studies regarding their transactions within and between enterprises under common ownership or control during fiscal year 2018. There were no adjustments to taxable income or deductible expenses that affected the Group, due to these studies. Although the Group is currently working on the transfer pricing studies for 2019, we don’t anticipate any significant changes in contrast with fiscal year 2018.

g)	Position for uncertain tax uncertainties
For the consolidated financial statements as of December 31, 2019 and 2018, the tax positions adopted in the declarations still subject to review by the Tax Authority have been analyzed, in order to identify uncertainties associated with a difference between such positions and those of the Tax Administration. According to the evaluations carried out, no facts have been identified that lead to the registration of additional provisions for this concept.